Property, plant and equipment (Details 2) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 2,362
Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	22 years
Property, plant and equipment	$ 45,807
Bottom of range [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	1 year
Top of range [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	31 years
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 100,712
Gross carrying amount [member] | Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	3,749
Gross carrying amount [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	96,963
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(52,543)
Accumulated depreciation and amortisation [member] | Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,387)
Accumulated depreciation and amortisation [member] | Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(51,156)
Total [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 48,169
Later than five years [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	5 years
Not Later Than Five Year [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 959
Not Later Than Five Year [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4,789
Not Later Than Five Year [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (3,830)
Later than five years and not later than ten years [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	6 years
Later than five years and not later than ten years [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	10 years
Later Than Five Year And Not Later Than Ten Years [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 1,938
Later Than Five Year And Not Later Than Ten Years [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	7,159
Later Than Five Year And Not Later Than Ten Years [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(5,221)
Later than ten years and not later than fifteen years [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 1,371
Later than ten years and not later than fifteen years [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	11 years
Later than ten years and not later than fifteen years [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	15 years
Later than ten years and not later than fifteen years [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 4,837
Later than ten years and not later than fifteen years [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(3,466)
Later than fifteen years and not later than twenty years [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 10,238
Later than fifteen years and not later than twenty years [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	16 years
Later than fifteen years and not later than twenty years [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	20 years
Later than fifteen years and not later than twenty years [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 26,561
Later than fifteen years and not later than twenty years [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(16,323)
Later than twenty years and not later than twenty-five years [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 17,279
Later than twenty years and not later than twenty-five years [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	21 years
Later than twenty years and not later than twenty-five years [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	25 years
Later than twenty years and not later than twenty-five years [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 26,431
Later than twenty years and not later than twenty-five years [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(9,152)
Later Than Twenty Five Years And Not Later Than Thirty Year [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 7,122
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	25 years
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	30 years
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 10,627
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (3,505)
Later Than Thirty Years [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	30 years
Property, plant and equipment	$ 3,218
Later Than Thirty Years [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4,773
Later Than Thirty Years [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,555)
Units of production method [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	6,044
Units of production method [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	15,535
Units of production method [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (9,491)